Segmented Information (Tables)	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of geographic location of all long lived assets

Three months ending	3/31/2025	3/31/2024

Exploration, evaluation and project expenses	$53,377	$40,414

General and administrative expenses
Legal and other professional fees	$184,788	$103,621
Share based compensation	0	555
Stock exchange fees and related expenses	23,588	22,427
Other general expenses	1,989	2,224
Sub-Total	$210,365	$128,827

Other	$(366,600)	$(47,425)

Net income (loss)	$102,858	$(121,816)